INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
INVENTORIES
Schedule of inventories

	As of December 31,
	2024	2025
	RMB	RMB

	(in thousands)
Real estate properties under development (i)	1,090,661	2,234,114
Other inventories	519,215	619,920
Total	1,609,876	2,854,034
(i)	As of December 31, 2025, land use rights included in the real estate properties under development amounted to RMB1.8 billion (2024: RMB1.1 billion).

As of December 31, 2025, land use rights with an aggregate net book value of RMB1.8 billion (2024: nil) were pledged as collateral for corresponding project specific bank loans.

As of December 31, 2025, capitalized interest costs included in the real estate properties under development amounted to RMB2.4 million (2024:nil).